Significant Accounting Policies, Distinguishing Liabilities from Equity (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 31, 2022	Nov. 28, 2022
Distinguishing Liabilities from Equity [Abstract]
Preferred stock, shares outstanding (in shares)	40,000
Series C Preferred Shares [Member]
Distinguishing Liabilities from Equity [Abstract]
Preferred stock, shares outstanding (in shares)	0	10,000
Deemed dividend	$ 500